Stockholders' Deficit - Common Stock Shares (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Class A Common Stock
Stockholders' Deficit
Common shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	10,109,569	33,350,000
Common shares, shares outstanding (in shares)	10,109,569	33,350,000	33,350,000
Class A Common Stock subject to possible redemption
Stockholders' Deficit
Class A common stock subject to possible redemption, outstanding (in shares)	1,847,069	33,350,000	33,350,000
Class A Common Stock not subject to possible redemption
Stockholders' Deficit
Common shares, shares authorized (in shares)	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	8,262,500	0	0
Common shares, shares outstanding (in shares)	8,262,500	0	0
Class B Common Stock
Stockholders' Deficit
Common shares, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	75,000	8,337,500	8,337,500
Common shares, shares outstanding (in shares)	75,000	8,337,500	8,337,500
Common stock conversion basis	one-for-one	one-for-one
Ratio to be applied to the stock in the conversion	20	20
Common shares, votes per share | Vote	1	1